Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	3,280	5,965	12,855	14,790
General and administrative	2,635	3,087	7,765	8,704
Depreciation and amortization	32	32	92	98
Total operating expenses	5,947	9,084	20,712	23,592
Loss from operations	(5,947)	(9,084)	(20,712)	(23,592)
Other income:
Gain from change in fair value of warrant liability	1	421	76	1,184
Other income, net	13	19	30	39
Interest income, net	324	33	1,106	114
Net loss	$ (5,609)	$ (8,611)	$ (19,500)	$ (22,255)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.19)	$ (0.3)	$ (0.66)	$ (0.78)
Weighted average common shares outstanding, basic and diluted (in shares)	29,809,236	28,627,610	29,419,904	28,596,501
Net loss	$ (5,609)	$ (8,611)	$ (19,500)	$ (22,255)
Other comprehensive (loss) income:
Foreign currency translation	(10)	(19)	(15)	(38)
Comprehensive loss	$ (5,619)	$ (8,630)	$ (19,515)	$ (22,293)